Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	$ 489,081	$ 418,445
Financial assets at amortized cost	1,994	2,471
Insurance receivables	184,847	179,345
Reinsurance share of outstanding claims	188,823	182,248
Deferred excess of loss premiums	19,671	17,238
Cash and cash equivalents	137,943	242,146
Term deposits	297,026	179,966
Total	1,319,385	1,221,859
Investment grade [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	486,574	418,240
Financial assets at amortized cost
Insurance receivables
Reinsurance share of outstanding claims	188,391	181,379
Deferred excess of loss premiums
Cash and cash equivalents	99,538	220,095
Term deposits	263,381	130,860
Total	1,037,884	950,574
Non-investment grade (satisfactory) [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	2,507	205
Financial assets at amortized cost	1,994	1,979
Insurance receivables	116,319	113,294
Reinsurance share of outstanding claims	432	869
Deferred excess of loss premiums	19,671	17,238
Cash and cash equivalents	38,405	22,051
Term deposits	33,645	49,106
Total	212,973	204,742
In course of collection [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities
Financial assets at amortized cost		492
Insurance receivables	68,528	66,051
Reinsurance share of outstanding claims
Deferred excess of loss premiums
Cash and cash equivalents
Term deposits
Total	$ 68,528	$ 66,543